Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Schedule of Acquisition-Date Fair Value of each Major Class of Consideration Transferred
The following table summarizes the acquisition-date fair value of each major class of consideration transferred:

In thousands of $
Cash consideration	242,536
Deferred payment	23,750
Total consideration transferred	266,286

In thousands of $
Total consideration transferred	266,286
Cash and cash equivalent acquired	(60,227)
Total	206,059

Schedule of Goodwill Arising from the Acquisition
Goodwill arising from the acquisition has been recognized as follows:

In thousands of $
Total consideration transferred	266,286
Non-controlling interest	20,325
Fair value of identifiable net assets	(249,509)
Goodwill*	37,102

(*)	This amount is not deductible for tax purposes and was determined in Quetzales.

Schedule of Information Relating to each of the Group's Subsidiaries
The following table summarizes the information relating to each of the Group’s subsidiaries in 2017, 2016 and 2015 that has material NCI:

	As at and for the year ended December 31
	2017	2016*				2015*
	OPC Energy Ltd.	Samay I.S.A	Nicaragua Energy Holding	Kallpa Generacion S.A.	Cerro del Aguila S.A.	Samay I.S.A	Nicaragua Energy Holding	Kallpa Generacion S.A.	Cerro del Aguila S.A.
	$ thousands
NCI percentage	24.18%	25.10%	35.42%	25.10%	25.10%	25.10%	35.42%	25.10%	25.10%
Current assets	204,461	75,485	41,630	108,246	53,843	47,766	43,390	92,120	23,841
Non-current assets	736,123	380,947	144,313	611,928	949,440	344,052	172,917	638,325	847,015
Current liabilities	(99,441)	(73,846)	(26,053)	(55,323)	(85,935)	(36,075)	(22,044)	(188,291)	(25,909)
Non-current liabilities	(667,996)	(311,030)	(100,834)	(511,277)	(618,219)	(289,560)	(121,142)	(356,900)	(556,277)
Net assets	173,147	71,556	59,056	153,574	299,129	66,183	73,121	185,254	288,670
Carrying amount of NCI	41,863	17,961	20,918	38,547	75,081	16,612	25,899	46,499	72,456

Revenues	365,395	40,000	90,017	438,475	49,646	—	111,428	447,679	—
Profit/(loss)	5,896	548	7,511	35,820	9	(4,049)	14,469	44,088	(8,579)
Other comprehensive income/(loss)	8,514	4,825	—	—	10,449	(6,057)	—	(53)	(1,079)
Profit attributable to NCI	1,425	138	2,660	8,991	2	(1,016)	5,125	11,066	(2,153)
OCI attributable to NCI	2,058	1,211	—	—	2,623	(1,520)	—	(13)	(271)
Cash flows from operating activities	110,290	(1,276)	17,737	114,838	25,629	—	42,480	120,438	—
Cash flows from investing activities	(154,194)	(60,468)	(931)	(16,082)	(69,372)	(236,207)	(5,088)	(13,589)	(180,771)
Cash flows from financing activities excluding dividends paid to non-controlling interests	165,107	—	(4,004)	(16,943)	—	138,000	(26,139)	(91,084)	95,000
Dividends paid to non-controlling interests	(4,159)	47,088	(26,440)	(88,911)	62,823	—	(4,401)	(7,530)	—
Effect of changes in the exchange rate on cash and cash equivalents	7,126	373	(348)	198	369	(3,266)	(489)	(5,334)	(2,929)
Net increase/(decrease) in cash equivalents	124,170	(14,283)	(13,986)	(6,900)	19,449	(101,473)	6,363	2,901	(88,700)

* These entities are discontinued operations in 2017.

Estrella Cooperatief BA [Member]
Disclosure of subsidiaries [line items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed at the Date of Acquisition
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

In thousands of $
Property, plant and equipment	392,495
Intangibles	195,148
Deferred income tax assets, net	20,289
Trade receivables, net	100,508
Cash and cash equivalent	60,227
Other assets	22,457
Credit from bank and others	(288,290)
Deferred income tax liabilities	(54,642)
Trade payables	(108,193)
Guarantee deposits from customers	(51,072)
Other liabilities	(39,418)
Total identifiable net assets acquired	249,509